Credit Facilities (Tables)	12 Months Ended
Jun. 30, 2023
Debt Disclosure [Abstract]
Long-Term Debt Instruments
The following table summarizes the presentation of the outstanding balances under the Company’s credit and other debt agreements as of June 30, 2023 and 2022:

	As of June 30,
	2023	2022
Current Portion
National Properties Term Loan Facility	$16,250	$8,125
Other debt	—	637

Current portion of long-term debt	$16,250	$8,762

	June 30, 2023			June 30, 2022
	Principal	Unamortized Deferred Financing Costs	Net	Principal	Unamortized Deferred Financing Costs	Net
Non-current Portion
National Properties Term Loan Facility	$625,625	$(12,845)	$612,780	$641,875	$(16,063)	$625,812
National Properties Revolving Credit Facility	17,100	—	17,100	29,100	—	29,100
Other debt	304	—	304	—	—	—

Long-term debt, net of deferred financing costs	$643,029	$(12,845)	$630,184	$670,975	$(16,063)	$654,912

Debt Maturities
Maturities for the outstanding debt balances as of June 30, 2023 were as follows:

	National Properties Facilities	Other debt	Total
Fiscal year ending June 30, 2024	$16,250	$—	$16,250
Fiscal year ending June 30, 2025	16,250	304	16,554
Fiscal year ending June 30, 2026	32,500	—	32,500
Fiscal year ending June 30, 2027	593,975	—	593,975
Fiscal year ending June 30, 2028	—	—	—
Thereafter	—	—	—

	$658,975	$304	$659,279

Interest Payments and Loan Principal Repayments
Interest payments and loan principal repayments made by the Company under the National Properties Credit Agreement were as follows:

	Interest Payments			Loan Principal Repayments
	Year Ended June 30,			Year Ended June 30,
	2023	2022	2021	2023	2022	2021
National Properties Facilities	48,548	52,163	22,879	20,125	646,750	3,250
The carrying value and fair value of the Company’s financial instruments reported in the accompanying consolidated and combined balance sheets were as follows:

	June 30, 2023		June 30, 2022
	Carrying Value (a)	Fair Value	Carrying Value (a)	Fair Value
Liabilities:
National Properties Facilities	$658,975	$655,509	$679,100	$679,100
Other debt	304	304	637	637

Total	$659,279	$655,813	$679,737	$679,737

(a)
The total carrying value of the Company’s financial instruments as of June 30, 2023 and June 30, 2022 is equal to the current and noncurrent principal payments for the Company’s credit agreements excluding unamortized deferred financing costs of $12,845 and $16,063, respectively.